Note 5 - Allowance For Doubtful Accounts And Loans (Tables)	12 Months Ended
Mar. 31, 2013
Japan, Yen
Note 5 - Allowance For Doubtful Accounts And Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	－	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	－	¥176,393

United States of America, Dollars
Note 5 - Allowance For Doubtful Accounts And Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2013	¥2,178	¥(190)	¥(114)	－	¥1,874